Income Tax (Details 2) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Balance of deferred tax asset (liability)	₪ 560	₪ 414
Recognized in profit or loss	140	145
Write-off of deferred tax (See Note9)	207
Recognized in equity	(4)	1
Balance of deferred tax assets (liability)	903	560
Property, plant equipment, and intangible assets [Member]
Disclosure of detailed information about intangible assets [line items]
Balance of deferred tax asset (liability)	(323)	(337)
Recognized in profit or loss	(14)	25
Write-off of deferred tax (See Note9)
Recognized in equity
Balance of deferred tax assets (liability)	(337)	(323)
Employee benefits plan [Member]
Disclosure of detailed information about intangible assets [line items]
Balance of deferred tax asset (liability)	165	178
Recognized in profit or loss	101	(13)
Write-off of deferred tax (See Note9)
Recognized in equity	2
Balance of deferred tax assets (liability)	268	165
Carry-forward losses for DBS [Member]
Disclosure of detailed information about intangible assets [line items]
Balance of deferred tax asset (liability)	1,166	1,188
Recognized in profit or loss		(22)
Write-off of deferred tax (See Note9)
Recognized in equity
Balance of deferred tax assets (liability)	1,166	1,166
Brand Names and Customers relationship [Member]
Disclosure of detailed information about intangible assets [line items]
Balance of deferred tax asset (liability)	(488)	(210)
Recognized in profit or loss	71	127
Write-off of deferred tax (See Note9)	207
Recognized in equity
Balance of deferred tax assets (liability)	(210)	(488)
Others [Member]
Disclosure of detailed information about intangible assets [line items]
Balance of deferred tax asset (liability)	40	11
Recognized in profit or loss	(18)	28
Write-off of deferred tax (See Note9)
Recognized in equity	(6)	1
Balance of deferred tax assets (liability)	₪ 16	₪ 40